April 28, 2025
John Hancock Variable Insurance Trust
Summary prospectus
Investment Quality Bond Trust
Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at dfinview.com/johnhancock?site=funds. You can also get this information at no cost by sending an email request to webmail@jhancock.com or calling 800-732-5543, or if your policy is held through another insurance company, please contact that company. The fund’s prospectus and Statement of Additional Information, both dated April 28, 2025, as may be supplemented, and most recent financial highlights information included in the shareholder report, dated December 31, 2024, are incorporated by reference into this summary prospectus. This summary prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code and is not intended for use by other investors.
Tickers
Series I: JADUX	Series II: JADSX	Series NAV: JAJNX
Investment objective

To provide a high level of current income consistent with the maintenance of principal and liquidity.
Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance or variable annuities contract that may use the fund as its underlying investment option and would be higher if they did.
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.60	0.60	0.60
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.10	0.10	0.10
Total annual fund operating expenses	0.75	0.95	0.70
Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses ($)	Series I	Series II	Series NAV
1 year	77	97	72
3 years	240	303	224
5 years	417	525	390
10 years	930	1,166	871
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. (The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.) The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate-to longer-term maturities.

Investment Quality Bond Trust
The subadvisor’s investment decisions derive from a three-pronged analysis, including:
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sector analysis,
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credit research, and
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call protection.
Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadvisor, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include:
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relative valuation of available alternatives,
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impact on portfolio yield, quality and liquidity, and
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impact on portfolio maturity and sector weights.
The subadvisor attempts to maintain a high, steady and possibly growing income stream.
At least 80% of the fund’s net assets are invested in bonds and debentures, including:
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marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or S&P at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities;
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securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities; and
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cash and cash equivalent securities which are authorized for purchase by Money Market Trust, a series of the Trust.
The balance (no more than 20%) of the fund’s net assets may be invested in below-investment-grade bonds and other securities including:
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privately placed debt securities,
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U.S. and foreign debt securities,
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preferred stocks,
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convertible securities (including those issued in the Euromarket),
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securities carrying warrants to purchase equity securities,
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foreign exchange contracts for purposes of hedging portfolio exposures to foreign currencies or for purposes of obtaining exposure to foreign currencies,
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hybrid securities, and
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below-investment-grade and investment-grade foreign currency denominated fixed-income securities, including up to 5% emerging market fixed-income securities.
In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadvisor). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to hold more than 20% of its net assets in high yield securities. The fund’s investment policies are based on credit ratings at the time of purchase.
The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.
The fund may invest in derivatives such as interest rate futures and options, interest rate swaps, currency forwards, options on financial indices and credit default swaps to manage duration and yield curve positioning, implement foreign interest rate and currency positions, hedge against risk and/or as a substitute for investing directly in a security.
The fund may make short sales of a security including short sales “against the box.”
Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 255 of the prospectus.
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Investment Quality Bond Trust
Cash and cash equivalents risk. Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance.
Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.
Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, options, and interest-rate swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
Hybrid instrument risk. Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Hybrid instruments entail greater market risk and may be more volatile than traditional debt instruments, may bear interest or pay preferred dividends at below-market rates, and may be illiquid. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, and currencies.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
TBA mortgage contracts. To-be-announced (TBA) mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.
Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
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Investment Quality Bond Trust
Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.
U.S. government agency obligations risk. U.S. government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.
Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.
Past performance

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance does not indicate future results. All figures assume dividend reinvestment. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower.
Calendar year total returns (%)—Series I

Best quarter:	Q4 2023	7.18%
Worst quarter:	Q1 2022	-6.61%

Average annual total returns (%)—as of 12/31/2024	1 year	5 year	10 year
Series I	2.00	-0.03	1.60
Series II	1.82	-0.23	1.40
Series NAV	2.05	0.02	1.66
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	1.25	-0.33	1.35
Investment management

Investment advisor John Hancock Variable Trust Advisers LLC
Subadvisor Wellington Management Company LLP
Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
Robert D. Burn, CFA	Connor Fitzgerald, CFA
Senior Managing Director and Fixed Income Portfolio Manager Managed fund since 2016	Senior Managing Director and Fixed Income Portfolio Manager Managed fund since 2025
Campe Goodman, CFA Senior Managing Director and Fixed Income Portfolio Manager Managed fund since 2010	Joseph F. Marvan, CFA Senior Managing Director and Fixed Income Portfolio Manager Managed fund since 2010
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Investment Quality Bond Trust
Purchase and redemption of fund shares

Shares of the fund are not sold directly to the public but generally may be sold only to insurance companies and their separate accounts as the underlying investment options for variable annuity and variable life insurance contracts issued by such companies, to certain entities affiliated with the insurance companies, to those funds of JHVIT that operate as funds of funds and invest in other funds and to certain qualified retirement plans (qualified plans).
Shares of the fund are offered continuously, without sales charge, and are sold and redeemed each business day (which typically is any day the New York Stock Exchange is open) at a price equal to their net asset value (NAV) determined for that business day as set forth under “Valuation of shares” in this prospectus. The Portfolio does not have minimum initial or subsequent investment requirements. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption.
Taxes

Because shares of the fund may be purchased only through variable insurance contracts and qualified plans, it is expected that any dividends or capital gains distributions made by the fund will be exempt from current federal taxation if left to accumulate within the variable contract or qualified plan. Holders of variable insurance contracts should consult the prospectuses of their respective contracts for information on the federal income tax consequences to such holders.
Compensation of financial intermediaries

The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The distributors of these contracts, the insurance companies that issue the contracts and their related companies (Related Parties), may pay compensation to broker-dealers and other intermediaries for distribution and other services and may enter into revenue sharing arrangements with certain intermediaries. The fund pays fees to the Related Parties for management, distribution and other services. Payments by insurance and related companies to intermediaries may create a conflict of interest by influencing them and their salespersons to recommend such contracts over other investments. Ask your salesperson or visit your financial intermediary’s website for more information. In addition, payments by the funds to Related Parties may be a factor that an insurance company considers in including the funds as underlying investment options in variable insurance contracts. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.
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© 2025 John Hancock Distributors, LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116
800-732-5543, johnhancock.com
SEC file number: 811-04146
4/28/25